Annual Total Returns - Investment Trust Prospectus	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CORE PLUS FUND | CORE PLUS FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	1.98%	5.61%	(15.19%)	0.53%	7.96%	9.04%	(1.40%)	4.57%	3.56%	(0.03%)
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, I CLASS
Prospectus [Line Items]
Annual Return [Percent]	1.53%	5.40%	(13.70%)	(0.56%)	8.25%	8.58%	(1.26%)	3.54%	2.72%	0.41%
HIGH INCOME FUND | HIGH INCOME FUND Y CLASS
Prospectus [Line Items]
Annual Return [Percent]	7.45%	13.83%	(11.20%)	6.53%	7.99%	12.67%	(2.01%)	6.98%	17.29%	(4.88%)
HIGH-YIELD FUND | HIGH-YIELD FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	6.34%	10.23%	(11.82%)	4.45%	5.86%	13.21%	(3.32%)	5.95%	13.97%	(5.58%)
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	4.87%	7.18%	(10.33%)	2.55%	9.14%	9.77%	(1.65%)	6.00%	7.29%	(0.41%)
PRIME MONEY MARKET FUND | PRIME MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	4.94%	4.79%	1.35%	0.01%	0.40%	1.82%	1.54%	0.59%	0.10%	0.01%
SHORT DURATION FUND | SHORT DURATION FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	4.68%	4.70%	(4.17%)	1.02%	4.02%	3.95%	1.33%	1.41%	1.92%	0.84%
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	4.15%	3.82%	(3.90%)	6.30%	5.06%	4.77%	0.07%	0.73%	3.25%	(0.50%)
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	5.57%	5.74%	(5.82%)	2.04%	5.44%	5.23%	0.25%	2.80%	5.44%	(0.81%)
U.S. GOVERNMENT MONEY MARKET FUND | U.S. GOVERNMENT MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	4.91%	4.67%	1.26%	0.01%	0.29%	1.79%	1.41%	0.44%	0.03%	0.01%